Stock Options (Details) - Schedule of stock options to executives’ officers and non-employee directors	12 Months Ended
Dec. 31, 2022 $ / shares shares
Jeffery D Johnson [Member]
Stock Options (Details) - Schedule of stock options to executives’ officers and non-employee directors [Line Items]
Number of Options | shares	38,462
Exercise Price | $ / shares	$ 36.4
Vesting Schedule	9,616 on grant date. 14,423 on each of the next 2 Employment Anniversaries.
Shalom Arik Maimon [Member]
Stock Options (Details) - Schedule of stock options to executives’ officers and non-employee directors [Line Items]
Number of Options | shares	15,385
Exercise Price | $ / shares	$ 36.4
Vesting Schedule	50% on grant date; 50% on 12 month anniversary of grant date
Michael DePrado [Member]
Stock Options (Details) - Schedule of stock options to executives’ officers and non-employee directors [Line Items]
Number of Options | shares	11,538
Exercise Price | $ / shares	$ 36.4
Vesting Schedule	50% on grant date; 50% on 12 month anniversary of grant date
Ran Daniel [Member]
Stock Options (Details) - Schedule of stock options to executives’ officers and non-employee directors [Line Items]
Number of Options | shares	7,692
Exercise Price | $ / shares	$ 36.4
Vesting Schedule	50% on grant date; 50% on 12 month anniversary of grant date
Richard Berman [Member]
Stock Options (Details) - Schedule of stock options to executives’ officers and non-employee directors [Line Items]
Number of Options | shares	7,692
Exercise Price | $ / shares	$ 36.4
Vesting Schedule	50% on grant date; 50% on 12 month anniversary of grant date
Yochanon Bruk [Member]
Stock Options (Details) - Schedule of stock options to executives’ officers and non-employee directors [Line Items]
Number of Options | shares	7,692
Exercise Price | $ / shares	$ 36.4
Vesting Schedule	50% on grant date; 50% on 12 month anniversary of grant date
Jeff Lewis [Member]
Stock Options (Details) - Schedule of stock options to executives’ officers and non-employee directors [Line Items]
Number of Options | shares	7,692
Exercise Price | $ / shares	$ 36.4
Vesting Schedule	50% on grant date; 50% on 12 month anniversary of grant date
David Schottenstein [Member]
Stock Options (Details) - Schedule of stock options to executives’ officers and non-employee directors [Line Items]
Number of Options | shares	7,692
Exercise Price | $ / shares	$ 36.4
Vesting Schedule	50% on grant date; 50% on 12 month anniversary of grant date
Adiv Baruch [Member]
Stock Options (Details) - Schedule of stock options to executives’ officers and non-employee directors [Line Items]
Number of Options | shares	7,692
Exercise Price | $ / shares	$ 36.4
Vesting Schedule	50% on grant date; 50% on 12 month anniversary of grant date
Carol Pepper [Member]
Stock Options (Details) - Schedule of stock options to executives’ officers and non-employee directors [Line Items]
Number of Options | shares	7,692
Exercise Price | $ / shares	$ 36.4
Vesting Schedule	50% on grant date; 50% on 12 month anniversary of grant date